EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE

	2022	2021
	$	$
Net earnings (loss)	17,775,766	(43,325,320)
Basic weighted average number of common shares outstanding	193,113,983	162,245,092
Basic earnings (loss) per share	0.09	(0.27)

Basic weighted average number of common shares outstanding	193,113,983	162,245,092
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	7,477,680	—
Diluted weighted average number of common shares outstanding	200,591,663	162,245,092
Diluted earnings (loss) per share	0.09	(0.27)
Excluded from the above calculations for the years ended December 31, 2022 and 2021 are all outstanding stock options, share warrant obligations, RSUs, and DSUs, which are deemed to be anti-dilutive.